Note 16 - Geographic Revenue and Long-lived Assets Distribution (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Revenue			Long-lived assets
	Year s ended December 31,			As of December 31,
(in thousands)	201 5	201 4	201 3	201 5	201 4
United States	$31,362	$22,537	$17,345	$5,051	$3,198
United Kingdom	2,836	2,971	2,795	954	928
Europe & ROW (excluding United Kingdom)	4,231	4,248	4,362	170	259
Europe & ROW	7,067	7,219	7,157	1,124	1,187
Asia	24,353	19,749	14,282	109	152
Total	$62,782	$49,505	$38,784	$6,284	$4,537